Trade and other receivables (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Trade and other receivables
Trade accounts receivable	$ 7,916	$ 6,494
Sales tax receivable	284	681
Total	$ 8,200	$ 7,175